Fair Value Measurements - Schedule of Fair Value, Assets and Liabilities, Recurring (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Investment Securities	$ 1,252,190	$ 1,362,785	$ 1,371,757	$ 1,605,681
Recurring
Financial assets
Investment Securities	1,252,190	1,362,785	1,371,757	1,605,681
Loans held-for-sale, at fair value	456	360	0	1,249
Derivatives	1,740	1,045	1,311	1,603
Financial liabilities
Derivatives	3,576	5,194	3,565	1,589
Level 1 | Recurring
Financial assets
Investment Securities	175,397	178,419	174,993	169,382
Loans held-for-sale, at fair value	0	0	0	0
Derivatives	0	0	0	0
Financial liabilities
Derivatives	0	0	0	0
Level 2 | Recurring
Financial assets
Investment Securities	1,076,793	1,184,366	1,196,764	1,436,299
Loans held-for-sale, at fair value	456	360	0	1,249
Derivatives	1,740	1,045	1,311	1,603
Financial liabilities
Derivatives	3,576	5,194	3,565	1,589
Level 3 | Recurring
Financial assets
Investment Securities	0	0	0	0
Loans held-for-sale, at fair value	0	0	0	0
Derivatives	0	0	0	0
Financial liabilities
Derivatives	0	0	0	0
U.S. Treasuries and government agencies
Financial assets
Investment Securities	175,397	178,419	174,993	184,441
U.S. Treasuries and government agencies | Recurring
Financial assets
Investment Securities	175,397	178,419	174,993	184,441
U.S. Treasuries and government agencies | Level 1 | Recurring
Financial assets
Investment Securities	175,397	178,419	174,993	169,382
U.S. Treasuries and government agencies | Level 2 | Recurring
Financial assets
Investment Securities	0	0	0	15,059
U.S. Treasuries and government agencies | Level 3 | Recurring
Financial assets
Investment Securities	0	0	0	0
Obligations of states and municipalities
Financial assets
Investment Securities	455,862	468,362	453,907	665,567
Obligations of states and municipalities | Recurring
Financial assets
Investment Securities	455,862	468,362	453,907	665,567
Obligations of states and municipalities | Level 1 | Recurring
Financial assets
Investment Securities	0	0	0	0
Obligations of states and municipalities | Level 2 | Recurring
Financial assets
Investment Securities	455,862	468,362	453,907	665,567
Obligations of states and municipalities | Level 3 | Recurring
Financial assets
Investment Securities	0	0	0	0
Residential mortgage backed - agency
Financial assets
Investment Securities	41,990	52,670	53,061	62,787
Residential mortgage backed - agency | Recurring
Financial assets
Investment Securities	41,990	52,670	53,061	62,787
Residential mortgage backed - agency | Level 1 | Recurring
Financial assets
Investment Securities	0	0	0	0
Residential mortgage backed - agency | Level 2 | Recurring
Financial assets
Investment Securities	41,990	52,670	53,061	62,787
Residential mortgage backed - agency | Level 3 | Recurring
Financial assets
Investment Securities	0	0	0	0
Residential mortgage backed - non-agency
Financial assets
Investment Securities	296,104	321,150	339,295	244,308
Residential mortgage backed - non-agency | Recurring
Financial assets
Investment Securities	296,104	321,150	339,295	244,308
Residential mortgage backed - non-agency | Level 1 | Recurring
Financial assets
Investment Securities	0	0	0	0
Residential mortgage backed - non-agency | Level 2 | Recurring
Financial assets
Investment Securities	296,104	321,150	339,295	244,308
Residential mortgage backed - non-agency | Level 3 | Recurring
Financial assets
Investment Securities	0	0	0	0
Commercial mortgage backed - agency
Financial assets
Investment Securities	36,086	57,832	59,933	78,883
Commercial mortgage backed - agency | Recurring
Financial assets
Investment Securities	36,086	57,832	59,933	78,883
Commercial mortgage backed - agency | Level 1 | Recurring
Financial assets
Investment Securities	0	0	0	0
Commercial mortgage backed - agency | Level 2 | Recurring
Financial assets
Investment Securities	36,086	57,832	59,933	78,883
Commercial mortgage backed - agency | Level 3 | Recurring
Financial assets
Investment Securities	0	0	0	0
Commercial mortgage backed - non-agency
Financial assets
Investment Securities	164,307	183,225	183,299	172,204
Commercial mortgage backed - non-agency | Recurring
Financial assets
Investment Securities	164,307	183,225	183,299	172,204
Commercial mortgage backed - non-agency | Level 1 | Recurring
Financial assets
Investment Securities	0	0	0	0
Commercial mortgage backed - non-agency | Level 2 | Recurring
Financial assets
Investment Securities	164,307	183,225	183,299	172,204
Commercial mortgage backed - non-agency | Level 3 | Recurring
Financial assets
Investment Securities	0	0	0	0
Asset-backed
Financial assets
Investment Securities	74,479	92,599	98,626	195,525
Asset-backed | Recurring
Financial assets
Investment Securities	74,479	92,599	98,626	195,525
Asset-backed | Level 1 | Recurring
Financial assets
Investment Securities	0	0	0	0
Asset-backed | Level 2 | Recurring
Financial assets
Investment Securities	74,479	92,599	98,626	195,525
Asset-backed | Level 3 | Recurring
Financial assets
Investment Securities	0	0	0	0
Other
Financial assets
Investment Securities	7,965	8,528	8,643	1,966
Other | Recurring
Financial assets
Investment Securities	7,965	8,528	8,643	1,966
Other | Level 1 | Recurring
Financial assets
Investment Securities	0	0	0	0
Other | Level 2 | Recurring
Financial assets
Investment Securities	7,965	8,528	8,643	1,966
Other | Level 3 | Recurring
Financial assets
Investment Securities	$ 0	$ 0	$ 0	$ 0